Income Taxes (Summary of Deferred Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 5,399	$ 4,920
Total deferred tax liabilities	314	283
Net deferred tax assets	5,085	4,637
Deferred tax assets	5,388	4,937
Deferred tax liabilities	303	300
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,760	1,592
Trading loans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	26	31
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,089	1,036
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	44	45
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	81	89
Land, buildings, equipment, other depreciable assets, and right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	437	366
Securities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	478	589
Deferred Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	359	353
Intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	202	92
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	923	727
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	91	81
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 223	$ 202